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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 12-31-2007
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Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Litespeed Management LLC
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Address: 237 Park Avenue, Suite 900
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         New York, NY  10017
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Form 13F File Number:  28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jamie Zimmerman
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Title: Managing Member
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Phone: 212-808-7420
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Signature, Place, and Date of Signing:

/s/ Jamie Zimmerman                New York, NY                  Feb 13, 2008
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          N/A
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Form 13F Information Table Entry Total:
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Form 13F Information Table Value Total:
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                                             (thousands)


List of Other Included Managers:            N/A
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[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________


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12/31/ 007 -- Form 13F
Page 1
CIK: 1292975
CCC: ww6dh@ho


                             VALUATION CURRENCY: USD


               ITEM 1        ITEM 2  ITEM 3      ITEM 4          ITEM 5            ITEM 6          ITEM 7           ITEM 8
               ------        ------  ------      ------          ------            ------          ------           ------
           Name of Issuer   Title of Cusip        Fair         Shares of         Investment       Managers     Voting Authority
                             Class   Number      Market        Principal         Descretion
                                                  Value           Amount   Sole    Shared   Other           Sole      Shared  Other
ALDABRA 2 ACQ CORP           COMMON  01408A103   1,123,567.00    115,356 N   X                      LITE     115,356      0     0
WTS ALDABRA 2 ACQ CORP PEN   COMMON  01408A111   2,146,658.00    664,600 N   X                      LITE     664,600      0     0
EAGLE MATERIALS INC          COMMON  26969P108   4,974,296.00    140,200 N   X                      LITE     140,200      0     0
GENESCO INC                  COMMON  371532102  29,400,651.00    777,795 N   X                      LITE     777,795      0     0
STREETTRACKS GOLD TRUST      COMMON  863307104  32,736,620.00    397,000 N   X                      LITE     397,000      0     0
ICO GLOBAL COMMUNICATION     OTC EQ  44930K108   4,251,717.00  1,337,018 N   X                      LITE   1,337,018      0     0
KAISER ALUMINUM CORP         OTC EQ  483007704  28,217,943.00    355,032 N   X                      LITE     355,032      0     0
KANSAS CITY SOUTHERN INDS    COMMON  485170302  15,456,499.00    450,233 N   X                      LITE     450,233      0     0
KELLWOOD CO                  COMMON  488044108   2,168,192.00    130,300 N   X                      LITE     130,300      0     0
MIDWEST EXPRESS HOLDINGS     COMMON  597911106  24,397,800.00  1,648,500 N   X                      LITE   1,648,500      0     0
WTS A MIRANT CORP            OTC EQ  60467R118   6,003,446.00    326,097 N   X                      LITE     326,097      0     0
MTR GAMING GROUP INC         OTC EQ  553769100  11,312,819.00  1,666,100 N   X                      LITE   1,666,100      0     0
MOSYS INC                    OTC EQ  619718109  15,583,705.00  3,213,135 N   X                      LITE   3,213,135      0     0
NRDC ACQ CORP                COMMON  62941R102  16,175,880.00  1,764,000 N   X                      LITE   1,764,000      0     0
WTS NRDC ACQ CORP            COMMON  62941R110   1,481,936.00  1,764,000 N   X                      LITE   1,764,000      0     0
NVR INC                      COMMON  62944T105   6,026,000.00     11,500 N   X                      LITE      11,500      0     0
NORTHWESTERN CORP            OTC EQ  668074305     781,485.00     26,491 N   X                      LITE      26,491      0     0
PHH CORP                     COMMON  693320202   8,820,000.00    500,000 N   X                      LITE     500,000      0     0
RIO TINTO PLC                COMMON  767204100  12,135,110.00     28,900 N   X                      LITE      28,900      0     0
SLM CORPORATION              COMMON  78442P106  14,037,580.00    697,000 N   X                      LITE     697,000      0     0
ISHARES SILVER TR            COMMON  46428Q109   2,939,400.00     20,000 N   X                      LITE      20,000      0     0
TARRAGON REALTY INVESTORS    OTC EQ  876287103   1,845,150.00  1,230,100 N   X                      LITE   1,230,100      0     0
THERAVANCE INC               OTC EQ  88338T104  21,272,550.00  1,090,900 N   X                      LITE   1,090,900      0     0
ZILOG INC NEW                OTC EQ  989524301   5,208,579.00  1,496,718 N   X                      LITE   1,496,718      0     0

                 Total Under Management:       268,497,583.00